Note 7 - Income Taxes (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	21.00%	21.00%
Income Tax Expense (Benefit), Total
Unrecognized Tax Benefits, Ending Balance	730	956	624	$ 219
Deferred Tax Assets, Unrecognized Tax Benefit	244	470
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	486	486
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense, Total	0	0	$ 203
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued, Total	$ 203	$ 203
Foreign Tax Authority [Member] | Australian Taxation Office [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent, Foreign	30.00%
Income Tax Expense (Benefit), Total	$ 0
Open Tax Year	2017 2018 2019 2020
Foreign Tax Authority [Member] | Inland Revenue, Hong Kong [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent, Foreign	16.50%
Income Tax Expense (Benefit), Total	$ 0
Foreign Tax Authority [Member] | State Administration of Taxation, China [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent, Foreign	25.00%
Operating Loss Carryforwards, Total	$ 2,045
Operating Loss Carryforwards, Term (Year)	5 years
Operating Loss Carryforwards, Subject to Expiration	$ 2,045
Open Tax Year	2015 2016 2017 2018 2019 2020
Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards, Total	$ 83,049
Operating Loss Carryforwards, Term (Year)	20 years
Open Tax Year	2017 2018 2019 2020
State and Local Jurisdiction [Member]
Open Tax Year	2017 2018 2019 2020